Fair Values - Summary of Changes in Instruments Included in Fair Value Level 3 (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	$ 876,370,731
Inflation Effect	(150,764)
Ending balance	685,519,011	$ 876,370,731
Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	2,147,871	2,722,333
Transfers	8,805,801	2,530,313
Recognition	32,250,099	25,744,512
Derecognition	(28,407,234)	(27,998,219)
Income (Loss)	(685,178)	936,597
Inflation Effect	(2,379,060)	(1,787,665)
Ending balance	11,732,299	2,147,871
Government securities [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	722,110	375,245
Transfers	6,629,757	1,931,447
Recognition	18,222,949	15,972,335
Derecognition	(19,385,862)	(17,099,270)
Income (Loss)	(916,017)	230,078
Inflation Effect	(80,507)	(687,725)
Ending balance	5,192,430	722,110
Corporate Securities [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	1,219,227	2,218,346
Transfers	21,564	598,866
Recognition	6,504,969	9,772,177
Derecognition	(7,274,290)	(10,898,949)
Income (Loss)	273,460	572,780
Inflation Effect	(560,069)	(1,043,993)
Ending balance	184,861	1,219,227
Derivative financial instruments [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Recognition	1,280,629
Inflation Effect	(350,094)
Ending balance	930,535
Financial assets pledged as collateral [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	11,318,650
Ending balance	9,814,894	11,318,650
Financial assets pledged as collateral [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Transfers	2,176,092
Recognition	954,328
Derecognition	(1,747,082)
Income (Loss)	(364,877)
Inflation Effect	13,562
Ending balance	1,032,023
Investments Equity instruments [member] | Fair value level 3 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	206,534	128,742
Transfers	(21,612)
Recognition	5,287,224
Income (Loss)	322,256	133,739
Inflation Effect	(1,401,952)	(55,947)
Ending balance	$ 4,392,450	$ 206,534